Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Value Strategies Portfolio
March 31, 2026
VIPVS-NPRT1-0526
1.799889.122
Common Stocks - 100.3%
	Shares	Value ($)
CANADA - 4.7%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc (a)	161,400	8,988,324
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cenovus Energy Inc	358,300	9,509,335
Imperial Oil Ltd (a)	132,400	17,342,107
TOTAL ENERGY		26,851,442
Industrials - 0.6%
Ground Transportation - 0.6%
TFI International Inc	56,900	6,193,514
Materials - 0.6%
Chemicals - 0.6%
Methanex Corp (United States) (a)	110,500	6,579,170
TOTAL CANADA		48,612,450
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	372,100	5,173,350
Prudential PLC rights (b)(c)	372,100	69,702

TOTAL HONG KONG		5,243,052
PORTUGAL - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Galp Energia SGPS SA	469,100	11,247,891
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	79,000	10,599,430
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (d)(e)	129,000	4,147,960
UNITED KINGDOM - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Marex Group PLC	220,100	9,812,058
UNITED STATES - 91.2%
Communication Services - 1.3%
Interactive Media & Services - 0.4%
ZoomInfo Technologies Inc (a)(b)	670,900	4,011,982
Media - 0.9%
Nexstar Media Group Inc	49,600	8,969,168
TOTAL COMMUNICATION SERVICES		12,981,150
Consumer Discretionary - 7.7%
Automobile Components - 0.9%
Patrick Industries Inc	87,476	9,715,959
Diversified Consumer Services - 0.8%
Driven Brands Holdings Inc (a)(b)	625,400	7,886,294
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Inc (b)	127,600	4,991,712
Household Durables - 1.3%
Mohawk Industries Inc (b)	60,700	5,976,522
Somnigroup International Inc	94,700	7,000,224
		12,976,746
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares (a)	85,100	6,117,461
Specialty Retail - 3.7%
Bath & Body Works Inc	557,400	10,406,658
Lithia Motors Inc	35,000	8,740,200
Murphy USA Inc	11,700	5,779,449
Signet Jewelers Ltd	62,200	5,264,608
Upbound Group Inc (a)	404,800	7,306,640
		37,497,555
TOTAL CONSUMER DISCRETIONARY		79,185,727
Consumer Staples - 4.9%
Beverages - 1.9%
Keurig Dr Pepper Inc	290,300	7,643,599
Primo Brands Corp Class A	634,600	11,949,518
		19,593,117
Consumer Staples Distribution & Retail - 0.7%
Performance Food Group Co (b)	77,700	6,655,782
Food Products - 2.3%
Bunge Global SA	87,200	11,091,840
Darling Ingredients Inc (b)	204,063	12,621,297
		23,713,137
TOTAL CONSUMER STAPLES		49,962,036
Energy - 5.5%
Energy Equipment & Services - 3.6%
Expro Group Holdings NV (a)(b)	752,900	13,107,989
Noble Corp PLC (a)	244,500	11,997,615
Weatherford International PLC	124,800	11,803,584
		36,909,188
Oil, Gas & Consumable Fuels - 1.9%
Sunoco LP	90,300	5,866,791
Targa Resources Corp	53,500	13,414,055
		19,280,846
TOTAL ENERGY		56,190,034
Financials - 13.7%
Banks - 1.9%
East West Bancorp Inc	90,793	9,693,061
First Citizens BancShares Inc/NC Class A	5,300	9,988,698
		19,681,759
Capital Markets - 2.8%
Blue Owl Capital Inc Class A (a)	643,600	5,876,068
LPL Financial Holdings Inc	34,500	10,378,635
Raymond James Financial Inc	85,200	12,336,108
		28,590,811
Consumer Finance - 1.4%
OneMain Holdings Inc	157,700	8,435,373
SLM Corp	274,500	5,877,045
		14,312,418
Financial Services - 4.4%
Apollo Global Management Inc	107,500	11,977,650
Corpay Inc (b)	22,400	6,518,176
Global Payments Inc	148,300	9,980,590
Remitly Global Inc (b)	488,700	7,657,929
WEX Inc (b)	61,500	9,411,960
		45,546,305
Insurance - 3.2%
Arthur J Gallagher & Co	30,600	6,627,348
First American Financial Corp	111,270	6,708,468
Reinsurance Group of America Inc	46,005	9,392,381
Travelers Companies Inc/The	33,600	9,800,448
		32,528,645
TOTAL FINANCIALS		140,659,938
Health Care - 8.5%
Health Care Equipment & Supplies - 2.0%
Lantheus Holdings Inc (b)	124,400	9,435,740
QuidelOrtho Corp (b)	339,700	5,581,271
Solventum Corp (b)	88,300	5,765,990
		20,783,001
Health Care Providers & Services - 4.7%
Acadia Healthcare Co Inc (a)(b)	434,700	10,167,633
AdaptHealth Corp (b)	725,900	8,638,210
Cigna Group/The	29,700	7,922,475
CVS Health Corp	145,700	10,464,174
Molina Healthcare Inc (b)	77,800	10,370,740
		47,563,232
Life Sciences Tools & Services - 1.8%
ICON PLC (b)	74,400	8,233,104
IQVIA Holdings Inc (b)	59,500	10,147,130
		18,380,234
TOTAL HEALTH CARE		86,726,467
Industrials - 20.1%
Aerospace & Defense - 0.6%
Textron Inc	74,800	6,549,488
Air Freight & Logistics - 2.6%
FedEx Corp	26,800	9,545,624
GXO Logistics Inc (b)	181,200	9,395,220
United Parcel Service Inc Class B	82,800	8,145,864
		27,086,708
Building Products - 0.6%
UFP Industries Inc	68,800	6,337,856
Commercial Services & Supplies - 1.9%
Brink's Co/The	80,000	8,290,400
HNI Corp	177,100	5,913,369
Vestis Corp (b)	678,800	5,335,368
		19,539,137
Construction & Engineering - 2.0%
AECOM	75,100	6,369,982
Centuri Holdings Inc (b)	327,100	9,554,591
WillScot Holdings Corp	258,900	4,494,504
		20,419,077
Electrical Equipment - 0.9%
Regal Rexnord Corp	47,400	8,876,124
Ground Transportation - 2.5%
ArcBest Corp	95,700	9,413,052
Ryder System Inc	47,000	9,621,370
U-Haul Holding Co Class N	152,700	6,821,109
		25,855,531
Machinery - 3.9%
Allison Transmission Holdings Inc	99,200	11,612,352
Gates Industrial Corp PLC (b)	372,500	8,422,225
Oshkosh Corp	61,100	8,994,531
Terex Corp	160,100	9,461,910
		38,491,018
Professional Services - 4.5%
Amentum Holdings Inc (b)	286,100	7,461,488
First Advantage Corp (a)(b)	641,877	7,548,474
KBR Inc	211,600	7,799,576
SS&C Technologies Holdings Inc	186,600	12,608,562
TransUnion	139,300	9,638,167
		45,056,267
Trading Companies & Distributors - 0.6%
Herc Holdings Inc	66,800	6,649,940
TOTAL INDUSTRIALS		204,861,146
Information Technology - 10.8%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics Inc (b)	80,600	11,558,846
Avnet Inc	168,800	10,401,456
		21,960,302
IT Services - 0.8%
GoDaddy Inc Class A (b)	93,300	7,713,111
Semiconductors & Semiconductor Equipment - 2.1%
First Solar Inc (b)	47,200	9,310,672
ON Semiconductor Corp (b)	192,900	11,944,368
		21,255,040
Software - 0.6%
Gen Digital Inc	349,800	6,586,734
Technology Hardware, Storage & Peripherals - 5.2%
Sandisk Corp/DE (b)	30,200	19,187,268
Western Digital Corp	125,400	33,919,446
		53,106,714
TOTAL INFORMATION TECHNOLOGY		110,621,901
Materials - 5.7%
Chemicals - 2.5%
Corteva Inc	169,500	14,188,845
Mosaic Co/The	178,700	4,556,850
Scotts Miracle-Gro Co/The	114,300	6,950,583
		25,696,278
Construction Materials - 0.8%
James Hardie Industries PLC (b)	441,400	8,360,116
Containers & Packaging - 0.9%
Silgan Holdings Inc	116,500	4,520,200
Smurfit Westrock PLC	117,800	4,694,330
		9,214,530
Metals & Mining - 1.5%
Constellium SE (b)	289,600	7,118,368
Reliance Inc	27,000	8,205,840
		15,324,208
TOTAL MATERIALS		58,595,132
Real Estate - 7.5%
Health Care REITs - 2.1%
Ventas Inc	130,600	10,680,468
Welltower Inc	52,200	10,320,462
		21,000,930
Industrial REITs - 1.0%
Prologis Inc	76,847	10,157,636
Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc (b)	27,900	8,490,528
Residential REITs - 0.9%
Sun Communities Inc	76,300	9,610,748
Specialized REITs - 2.7%
Equinix Inc	13,900	13,625,336
Iron Mountain Inc	136,200	13,911,468
		27,536,804
TOTAL REAL ESTATE		76,796,646
Utilities - 5.5%
Electric Utilities - 3.5%
Constellation Energy Corp	26,633	7,437,265
Eversource Energy	131,700	9,124,176
NRG Energy Inc	55,700	8,139,998
PG&E Corp	620,500	10,902,185
		35,603,624
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	48,600	7,306,038
Multi-Utilities - 1.3%
Sempra	132,700	12,894,459
TOTAL UTILITIES		55,804,121
TOTAL UNITED STATES		932,384,298
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (b)	184,800	4,418,408
TOTAL COMMON STOCKS (Cost $878,659,649)		1,026,465,547

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $65,244,618)	3.69	65,238,094	65,244,618

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $943,904,267)	1,091,710,165
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(67,870,489)
NET ASSETS - 100.0%	1,023,839,676

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,147,960 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,147,960 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,101,594.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,477,179	121,278,045	122,755,224	128,813	(55)	55	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	39,836,735	68,230,183	42,822,300	20,041	-	-	65,244,618	65,238,094	0.2%
Total	41,313,914	189,508,228	165,577,524	148,854	(55)	55	65,244,618

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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